UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2009


Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UK

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John Barrett                            LONDON, UK      5 NOVEMBER 2009
--------------------------------------     -------------    ---------------
             [Signature                    [City, State]         [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name

28-01190                   RUSSELL TRUST COMPANY
----------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           63
                                           ---------
Form 13F Information Table Value Total:    2,322,461
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name

          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q2 2007                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                  VALUE       SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP        (X$1000)      PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM     013817101    30678.41728    2,338,294                    SOLE          NONE             SHARED
Allstate Corp        COM     020002101         18.372          600                    SOLE          NONE             SHARED
BP Plc ADR           ADR     055622104       3475.919       65,300                    SOLE          NONE             SHARED
BankAmerUSD0.01      COM     060505104    49299.56712    2,913,686                    SOLE          NONE             SHARED
CBS Corp B Shs       COM     124857202      26556.995    2,203,900                    SOLE          NONE             SHARED
CPFL EnergiaADR      ADR     126153105    23467.50703      434,503                    SOLE          NONE             SHARED
Canon ADR            ADR     138006309           3768       94,200                    SOLE          NONE             SHARED
Chevron Corp         COM     166764100      67507.155      958,500                    SOLE          NONE             SHARED
Conagra Foods        COM     205887102    46146.40032    2,128,524                    SOLE          NONE             SHARED
DeutscheTel ADR      ADR     251566105       3214.198      235,300                    SOLE          NONE             SHARED
Edison Intl          COM     281020107         13.432          400                    SOLE          NONE             SHARED
Fairpoint Comm       COM     305560104        2.95774        7,214                    SOLE          NONE             SHARED
Firstenergy Co       COM     337932107         13.716          300                    SOLE          NONE             SHARED
Gen Electric         COM     369604103    55669.15292    3,390,326                    SOLE          NONE             SHARED
General Mills        COM     370334104      35692.272      554,400                    SOLE          NONE             SHARED
Genuine Parts        COM     372460105      52366.754    1,375,900                    SOLE          NONE             SHARED
GpoAero Pac ADS      ADR     400506101      73652.013    2,612,700                    SOLE          NONE             SHARED
Heinz H.J            COM     423074103    59700.24675    1,501,893                    SOLE          NONE             SHARED
ING Groep ADR        ADR     456837103     2502.47616      140,352                    SOLE          NONE             SHARED
Johnson&Johnson      COM     478160104     28509.9158      468,220                    SOLE          NONE             SHARED
Marathon Oil         COM     565849106        16.7475          525                    SOLE          NONE             SHARED
Merck & Co           COM     589331107     46320.8698    1,464,460                    SOLE          NONE             SHARED
Microsoft Corp       COM     594918104    67167.96004    2,611,507                    SOLE          NONE             SHARED
Mobile Tel ADR       ADR     607409109    189457.3848    3,924,951                    SOLE          NONE             SHARED
Nat Grid ADR         ADR     636274300     1308.98625       26,851                    SOLE          NONE             SHARED
Nippon Tel ADR       ADR     654624105         2801.4      121,800                    SOLE          NONE             SHARED
Pfizer Inc           COM     717081103     43644.2698    2,637,116                    SOLE          NONE             SHARED
PLDT ADR             ADR     718252604     141952.408    2,761,720                    SOLE          NONE             SHARED
Reed Elsev ADR       ADR     758204200      1850.1264       81,864                    SOLE          NONE             SHARED
Royal Dutch ADR      ADR     780259206       3116.855       54,500                    SOLE          NONE             SHARED
Sasol ADR            ADR     803866300       1665.844       43,700                    SOLE          NONE             SHARED
Siemens  AG ADR      ADR     826197501        1673.28       18,000                    SOLE          NONE             SHARED
TaiwanSMC ADR        ADR     874039100    156380.1734   14,268,264                    SOLE          NONE             SHARED
Telecom NZ ADR       ADR     879278208       987.1232      103,040                    SOLE          NONE             SHARED
Telefonica ADR       ADR     879382208     4564.11259       55,049                    SOLE          NONE             SHARED
ToyotaMotor ADR      ADR     892331307         2243.6       28,400                    SOLE          NONE             SHARED
Turkcell IM ADR      ADR     900111204       2605.446      145,800                    SOLE          NONE             SHARED
US Bancorp           COM     902973304          21.86        1,000                    SOLE          NONE             SHARED
Unilever PlcADR      ADR     904767704      5249.0136      183,020                    SOLE          NONE             SHARED
Wells Fargo          COM     949746101     18976.2711      673,395                    SOLE          NONE             SHARED
Wyeth                COM     983024100      60520.964    1,245,800                    SOLE          NONE             SHARED
Total ADR            COM     89151E109        4207.46       71,000                    SOLE          NONE             SHARED
Vale Prf ADR         ADR     91912E204    141200.3772    6,884,465                    SOLE          NONE             SHARED
AT & T Inc           COM     00206R102    33918.83388    1,255,788                    SOLE          NONE             SHARED
AmericaMovilADR      ADR     02364W105      16182.036      369,200                    SOLE          NONE             SHARED
BCE Inc USA          COM     05534B760      37378.796          700                    SOLE          NONE             SHARED
BSCH ADR             ADR     05964H105       2424.115      150,100                    SOLE          NONE             SHARED
Bco Santan ADR       ADR     05965X109    65892.33378    1,145,157                    SOLE          NONE             SHARED
BanColombia ADR      ADR     05968L102     141696.604    3,300,643                    SOLE          NONE             SHARED
Chunghwa ADR         ADR     17133Q403    232522.6834   12,889,284                    SOLE          NONE             SHARED
Cisco Systems        COM     17275R102         16.478          700                    SOLE          NONE             SHARED
Duke Energy          COM     26441C105          23.61        1,500                    SOLE          NONE             SHARED
Enersis SA ADR       ADR     29274F104     125144.505    6,782,900                    SOLE          NONE             SHARED
Entergy Corp         COM     29364G103         31.944          400                    SOLE          NONE             SHARED
Exxon Mobil          COM     30231G102         20.583          300                    SOLE          NONE             SHARED
Glaxo ADR            ADR     37733W105       4298.688      108,800                    SOLE          NONE             SHARED
Grupo Tel ADR        ADR     40049J206    105099.5317    5,653,552                    SOLE          NONE             SHARED
KB Fin ADR           ADR     48241A105       865.2107       16,810                    SOLE          NONE             SHARED
KT Corp ADR          ADR     48268K101     5565.23242      320,209                    SOLE          NONE             SHARED
Novartis ADR         ADR     66987V109       4448.554       88,300                    SOLE          NONE             SHARED
3M Co                COM     88579Y101       44700.66      605,700                    SOLE          NONE             SHARED
Verizon Com New      COM     92343V104    40492.36062    1,337,706                    SOLE          NONE             SHARED
Vodafone ADR         ADR     92857W209        1550.25       68,900                    SOLE          NONE             SHARED
                                          -----------
                                          2322461.009
                                          ===========